SCHEDULE OF BLACK-SCHOLES OPTION PRICING MODEL WITH AVERAGE ASSUMPTIONS (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Dividend yield	0.00%	0.00%
Expected Term	10 years
Minimum [Member]
Expected volatility, minimum	44.80%	199.20%
Risk-free Interest Rate, Minimum	0.90%	0.28%
Stock price grant, maximum	0.04%	0.09%
Expected Term		5 years
Maximum [Member]
Expected volatility, maximum	124.40%	223.20%
Risk-free Interest Rate, Maximum	1.75%	0.38%
Stock price grant, maximum	0.80%	0.14%
Expected Term		10 years